SchwabFunds-Registered Trademark-


Schwab
Value Advantage
Money Fund-Registered Trademark-




Annual Report
December 31, 1998

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

We're pleased to bring you this annual report for the Schwab Value Advantage Money Fund (the Fund) for the one-year period ended December 31, 1998. This report includes only the Investor Shares class of the Fund, as the Sweep Shares-TM- class is currently not available for purchase. During the reporting period, the Fund continued to provide investors with higher-than-average money market fund yields on their larger cash balances, combined with capital stability and liquidity.

Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money investing in the Fund.

Schwab's Value Advantage Investments,-Registered Trademark- which include the Schwab Value Advantage Money Fund Investor Shares as well as three tax-advantaged alternatives, are designed to serve as longer-term money market investment vehicles for larger balances that do not require frequent access. They may help fill the cash-equivalent sector in your asset allocation plan.

It is important to note that unlike sweep money fund products, the Value Advantage Investments are not designed to transfer cash balances for checks, margin calls and other debit balances in your Schwab brokerage or Schwab One-Registered Trademark- account. If you expect to access your money regularly, you may wish to consider investing your short-term funds in one of our nine sweep money fund products. See page 3 of this report for further information.

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
What Money Fund Investors Should Know              2
----------------------------------------------------
Market Overview                                    4
----------------------------------------------------
Portfolio Management                               8
----------------------------------------------------
Fund Performance and Portfolio
 Composition                                       9
----------------------------------------------------
Fund Discussion                                   10
----------------------------------------------------
Glossary of Terms                                 11
----------------------------------------------------
Portfolio Highlights                              12
----------------------------------------------------
Financial Statements and Notes                    13
----------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

The past year was an eventful one for U.S. financial markets. As 1998 unfolded, investors reacted nervously to heightening tension in the Middle East, controversy in the White House and concern that an escalation in Asia's financial troubles might negatively affect U.S. companies' earnings growth. But, after a shaky start, positive economic news helped the markets regain their footing.

Investor confidence remained unshaken throughout the early part of the year until merger talks, conflicting economic news, concern about the dollar-yen relationship and speculation about a possible tightening move by the Federal Reserve caused increased volatility in domestic markets. Likewise, a combination of factors-- including worries about possible currency devaluations, the downgrading of several large Japanese banks, continued social and economic unrest in Indonesia and a budding nuclear arms race between Pakistan and India-- sent foreign markets reeling. This continued turmoil both at home and abroad caused some investors to flee all but the safest, most liquid investments, such as money market funds and U.S. Treasuries.

This volatility eased somewhat, helped in large part by record low bond yields and an absence of fresh bad news out of Asia. The U.S. stock market enjoyed impressive gains and several stock market indices passed major milestones. Then, in July, a reversal of fortune, triggered by speculation that Asia's economic problems might be deeper and longer lasting than previously expected, caused markets to plunge. Markets continued to tumble as global economic woes continued, domestic economic growth slowed and corporate profits showed their first year-over-year decline in nearly a decade. Worried that worldwide economic turmoil might trigger a further slowdown in U.S. growth and a drop in corporate profitability, investors moved out of U.S. stocks in droves.

As the year wound down, however, financial markets rebounded from steep summer losses, boosted by positive economic news, low bond yields, a flurry of major merger announcements and a spate of interest rate cuts both at home and abroad. And, in the end, most U.S. financial markets rounded out a volatile 1998 with big gains.

No one can predict what might happen to markets in the future. That's why, regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term. Because money funds can play an important role in your asset allocation plan, we've included some guidelines in the following pages about what to look for in a money market fund. You might find that more than one kind of money fund may be appropriate for you, depending on your goals and financial situation.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us and we recognize that the support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $80 billion in assets on behalf of more than 3.4 million SchwabFunds-Registered Trademark- shareholders.

Please contact us toll free at 800-435-4000 with your questions or comments. As always, we look forward to serving your investment needs.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Things have changed since then, and today investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. A recent survey by a money market trade publication found that more than 40% of taxable money market funds available to individual investors charge these fees. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as how you access your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash balances into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn a higher yield for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. Because the investment balance requirements are higher, these money market funds normally incur lower operating expenses and, therefore, may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1)An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

(2)Yields may vary.

(3)This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

MONEY FUNDS AT SCHWAB

Schwab offers two types of money funds--Sweep Shares-TM- and Value Advantage Investments-Registered Trademark---both of which offer taxable and tax-advantaged alternatives. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP SHARES are designed for cash balances requiring frequent access, such as your short-term and even daily cash needs. These shares can be linked to your Schwab account and contain a feature that automatically "sweeps" uninvested cash balances into the Sweep Shares of the fund you designate, according to the terms and conditions of your Schwab account. Sweep Shares also may be used to settle trades and automatically cover other day-to-day transactions, such as margin calls.

VALUE ADVANTAGE INVESTMENTS are designed to serve as longer-term money market investment vehicles for larger balances that do not require frequent access. These funds may help fill the cash-equivalent sector in your asset allocation plan. With higher minimum investment and balance requirements and other transaction restrictions designed to minimize fund operating expenses, Value Advantage Investments can offer potentially higher yields to investors. It is important to note that, unlike Sweep Shares, Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

MONEY FUNDS

Schwab offers the following money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB MONEY MARKET FUND invests in high-quality money market securities, including commercial paper, certificates of deposit and repurchase agreements.

SCHWAB GOVERNMENT MONEY FUND invests exclusively in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND invests exclusively in U.S. Treasury notes, bills and other direct obligations of the U.S. government and pays income typically free from state and local taxes.

TAX-ADVANTAGED MONEY FUNDS

The Schwab Municipal Money Funds may provide you with higher returns after taxes, especially if you're in a high tax bracket.(4) The Schwab Municipal Money Fund--Sweep Shares-TM- invests in municipal obligations that generate income free from federal income tax. And for investors in California, New York, New Jersey, Pennsylvania and Florida, Schwab offers Sweep Shares that seek to provide income free from state and, in some instances, local taxes. Consult your tax advisor for specific guidance on your tax situation before investing.

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in SchwabFunds.-Registered Trademark- In addition to automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you also can invest in person at any of our nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 800-272-4922.

(4)Income from all of the Funds may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local taxes.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued to grow at a strong real rate of 3.9% during 1998--in excess of the Federal Reserve's target range of 3.00% to 3.25%. Hurt by the Asian economic crisis and declining exports, the growth rate slowed from 5.5% in the first quarter to 1.8% in the second quarter. Strong consumer spending--which represents about two-thirds of economic activity--helped the growth rate rebound to 3.7% and 5.6% during the third and fourth quarters, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                        REAL GDP GROWTH RATE
                                    QUARTERLY PERCENTAGE CHANGE
                                          (ANNUALIZED RATE)
Q1 1990                                           3.9%
Q2 1990                                           1.2%
Q3 1990                                          -1.9%
Q4 1990                                          -4.0%
Q1 1991                                          -2.1%
Q2 1991                                           1.8%
Q3 1991                                           1.0%
Q4 1991                                           1.0%
Q1 1992                                           4.7%
Q2 1992                                           2.5%
Q3 1992                                           3.0%
Q4 1992                                           4.3%
Q1 1993                                           0.1%
Q2 1993                                           2.0%
Q3 1993                                           2.1%
Q4 1993                                           5.3%
Q1 1994                                           3.0%
Q2 1994                                           4.7%
Q3 1994                                           1.8%
Q4 1994                                           3.6%
Q1 1995                                           1.7%
Q2 1995                                           0.4%
Q3 1995                                           3.3%
Q4 1995                                           2.8%
Q1 1996                                           3.3%
Q2 1996                                           6.1%
Q3 1996                                           2.1%
Q4 1996                                           4.2%
Q1 1997                                           4.2%
Q2 1997                                           4.0%
Q3 1997                                           4.2%
Q4 1997                                           3.0%
Q1 1998                                           5.5%
Q2 1998                                           1.8%
Q3 1998                                           3.7%
Q4 1998                                           5.6%
Source: BLOOMBERG L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors fueling this lengthy expansion. Uncertainties persist, however, as to the ultimate effect international economic problems will have on the U.S. economy, particularly on corporate earnings. Going forward, the behavior of domestic consumers in response to recent stock market volatility also may be a key determinant of whether the economy continues on its current course or softens in 1999.

UNEMPLOYMENT

In December, unemployment stood at 4.3%--its lowest level in 28 years. Labor markets have become extremely tight, growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs. (Refer to Employment Cost Index on the following page.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          U.S. UNEMPLOYMENT RATE
Jan-90                                             5.4%
Feb-90                                             5.3%
Mar-90                                             5.2%
Apr-90                                             5.4%
May-90                                             5.4%
Jun-90                                             5.2%
Jul-90                                             5.5%
Aug-90                                             5.7%
Sep-90                                             5.9%
Oct-90                                             5.9%
Nov-90                                             6.2%
Dec-90                                             6.3%
Jan-91                                             6.4%
Feb-91                                             6.6%
Mar-91                                             6.8%
Apr-91                                             6.7%
May-91                                             6.9%
Jun-91                                             6.9%
Jul-91                                             6.8%
Aug-91                                             6.9%
Sep-91                                             6.9%
Oct-91                                             7.0%
Nov-91                                             7.0%
Dec-91                                             7.3%
Jan-92                                             7.3%
Feb-92                                             7.4%
Mar-92                                             7.4%
Apr-92                                             7.4%
May-92                                             7.6%
Jun-92                                             7.8%
Jul-92                                             7.7%
Aug-92                                             7.6%
Sep-92                                             7.6%
Oct-92                                             7.3%
Nov-92                                             7.4%
Dec-92                                             7.4%
Jan-93                                             7.3%
Feb-93                                             7.1%
Mar-93                                             7.0%
Apr-93                                             7.1%
May-93                                             7.1%
Jun-93                                             7.0%
Jul-93                                             6.9%
Aug-93                                             6.8%
Sep-93                                             6.7%
Oct-93                                             6.8%
Nov-93                                             6.6%
Dec-93                                             6.5%
Jan-94                                             6.6%
Feb-94                                             6.6%
Mar-94                                             6.5%
Apr-94                                             6.4%
May-94                                             6.0%
Jun-94                                             6.1%
Jul-94                                             6.1%
Aug-94                                             6.1%
Sep-94                                             5.9%
Oct-94                                             5.8%
Nov-94                                             5.6%
Dec-94                                             5.4%
Jan-95                                             5.6%
Feb-95                                             5.4%
Mar-95                                             5.4%
Apr-95                                             5.7%
May-95                                             5.6%
Jun-95                                             5.6%
Jul-95                                             5.7%
Aug-95                                             5.7%
Sep-95                                             5.7%
Oct-95                                             5.6%
Nov-95                                             5.6%
Dec-95                                             5.6%
Jan-96                                             5.7%
Feb-96                                             5.5%
Mar-96                                             5.5%
Apr-96                                             5.5%
May-96                                             5.5%
Jun-96                                             5.3%
Jul-96                                             5.5%
Aug-96                                             5.2%
Sep-96                                             5.2%
Oct-96                                             5.3%
Nov-96                                             5.4%
Dec-96                                             5.3%
Jan-97                                             5.3%
Feb-97                                             5.3%
Mar-97                                             5.2%
Apr-97                                             5.0%
May-97                                             4.8%
Jun-97                                             5.0%
Jul-97                                             4.9%
Aug-97                                             4.9%
Sep-97                                             4.9%
Oct-97                                             4.8%
Nov-97                                             4.6%
Dec-97                                             4.7%
Jan-98                                             4.7%
Feb-98                                             4.6%
Mar-98                                             4.7%
Apr-98                                             4.3%
May-98                                             4.3%
Jun-98                                             4.5%
Jul-98                                             4.5%
Aug-98                                             4.5%
Sep-98                                             4.6%
Oct-98                                             4.6%
Nov-98                                             4.4%
Dec-98                                             4.3%
Source: BLOOMBERG L.P.

INFLATION

Price inflation remained remarkably well contained. The Consumer Price Index
(CPI) rose just 1.6% during 1998--the lowest level since 1986. Its core rate, which excludes the more volatile food and energy components, rose 2.4%--its lowest level since 1966. For all of 1998, overall producer prices fell 0.1% after dropping 1.2% in 1997, marking the first time that the index, which was created in 1947, has fallen for two consecutive years.

The Employment Cost Index, which measures inflation in wages, salaries and benefits, increased 3.4% in 1998, its largest increase in a calendar year since 1993.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   MEASURES OF INFLATION

                                                               Quarterly Employment Cost Index   Monthly Consumer Price Index
Jan-90                                                                                   5.46%                           5.2%
Feb-90                                                                                   5.46%                           5.3%
Mar-90                                                                                   5.46%                           5.2%
Apr-90                                                                                   5.40%                           4.7%
May-90                                                                                   5.40%                           4.4%
Jun-90                                                                                   5.40%                           4.7%
Jul-90                                                                                   5.22%                           4.8%
Aug-90                                                                                   5.22%                           5.6%
Sep-90                                                                                   5.22%                           6.2%
Oct-90                                                                                   4.87%                           6.3%
Nov-90                                                                                   4.87%                           6.3%
Dec-90                                                                                   4.87%                           6.1%
Jan-91                                                                                   4.60%                           5.7%
Feb-91                                                                                   4.60%                           5.3%
Mar-91                                                                                   4.60%                           4.9%
Apr-91                                                                                   4.55%                           4.9%
May-91                                                                                   4.55%                           5.0%
Jun-91                                                                                   4.55%                           4.7%
Jul-91                                                                                   4.30%                           4.4%
Aug-91                                                                                   4.30%                           3.8%
Sep-91                                                                                   4.30%                           3.4%
Oct-91                                                                                   4.28%                           2.9%
Nov-91                                                                                   4.28%                           3.0%
Dec-91                                                                                   4.28%                           3.1%
Jan-92                                                                                   4.03%                           2.6%
Feb-92                                                                                   4.03%                           2.8%
Mar-92                                                                                   4.03%                           3.2%
Apr-92                                                                                   3.63%                           3.2%
May-92                                                                                   3.63%                           3.0%
Jun-92                                                                                   3.63%                           3.1%
Jul-92                                                                                   3.50%                           3.2%
Aug-92                                                                                   3.50%                           3.1%
Sep-92                                                                                   3.50%                           3.0%
Oct-92                                                                                   3.48%                           3.2%
Nov-92                                                                                   3.48%                           3.0%
Dec-92                                                                                   3.48%                           2.9%
Jan-93                                                                                   3.52%                           3.3%
Feb-93                                                                                   3.52%                           3.2%
Mar-93                                                                                   3.52%                           3.1%
Apr-93                                                                                   3.59%                           3.2%
May-93                                                                                   3.59%                           3.2%
Jun-93                                                                                   3.59%                           3.0%
Jul-93                                                                                   3.55%                           2.8%
Aug-93                                                                                   3.55%                           2.8%
Sep-93                                                                                   3.55%                           2.7%
Oct-93                                                                                   3.53%                           2.8%
Nov-93                                                                                   3.53%                           2.7%
Dec-93                                                                                   3.53%                           2.7%
Jan-94                                                                                   3.23%                           2.5%
Feb-94                                                                                   3.23%                           2.5%
Mar-94                                                                                   3.23%                           2.5%
Apr-94                                                                                   3.21%                           2.4%
May-94                                                                                   3.21%                           2.3%
Jun-94                                                                                   3.21%                           2.5%
Jul-94                                                                                   3.18%                           2.8%
Aug-94                                                                                   3.18%                           2.9%
Sep-94                                                                                   3.18%                           3.0%
Oct-94                                                                                   2.99%                           2.6%
Nov-94                                                                                   2.99%                           2.7%
Dec-94                                                                                   2.99%                           2.7%
Jan-95                                                                                   2.88%                           2.8%
Feb-95                                                                                   2.88%                           2.9%
Mar-95                                                                                   2.88%                           2.9%
Apr-95                                                                                   2.87%                           3.1%
May-95                                                                                   2.87%                           3.2%
Jun-95                                                                                   2.87%                           3.0%
Jul-95                                                                                   2.68%                           2.8%
Aug-95                                                                                   2.68%                           2.6%
Sep-95                                                                                   2.68%                           2.5%
Oct-95                                                                                   2.75%                           2.8%
Nov-95                                                                                   2.75%                           2.6%
Dec-95                                                                                   2.75%                           2.5%
Jan-96                                                                                   2.80%                           2.7%
Feb-96                                                                                   2.80%                           2.7%
Mar-96                                                                                   2.80%                           2.8%
Apr-96                                                                                   2.87%                           2.9%
May-96                                                                                   2.87%                           2.9%
Jun-96                                                                                   2.87%                           2.8%
Jul-96                                                                                   2.84%                           3.0%
Aug-96                                                                                   2.84%                           2.9%
Sep-96                                                                                   2.84%                           3.0%
Oct-96                                                                                   2.91%                           3.0%
Nov-96                                                                                   2.91%                           3.3%
Dec-96                                                                                   2.91%                           3.3%
Jan-97                                                                                   2.88%                           3.0%
Feb-97                                                                                   2.88%                           3.0%
Mar-97                                                                                   2.88%                           2.8%
Apr-97                                                                                   2.79%                           2.5%
May-97                                                                                   2.79%                           2.2%
Jun-97                                                                                   2.79%                           2.3%
Jul-97                                                                                   2.99%                           2.2%
Aug-97                                                                                   2.99%                           2.2%
Sep-97                                                                                   2.99%                           2.2%
Oct-97                                                                                   3.29%                           2.1%
Nov-97                                                                                   3.29%                           1.8%
Dec-97                                                                                   3.29%                           1.7%
Jan-98                                                                                   3.26%                           1.6%
Feb-98                                                                                   3.26%                           1.4%
Mar-98                                                                                   3.26%                           1.4%
Apr-98                                                                                   3.50%                           1.4%
May-98                                                                                   3.50%                           1.7%
Jun-98                                                                                   3.50%                           1.7%
Jul-98                                                                                   3.70%                           1.7%
Aug-98                                                                                   3.70%                           1.6%
Sep-98                                                                                   3.70%                           1.5%
Oct-98                                                                                   3.40%                           1.5%
Nov-98                                                                                   3.40%                           1.5%
Dec-98                                                                                   3.40%                           1.6%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew at an annualized rate of 2.2% in 1998, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

The 12-month reporting period served as a textbook example of the benefits of asset allocation, demonstrating that various segments of the equities market can exhibit markedly divergent returns as well as the relative stability of the bonds and cash asset classes.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    ASSET CLASS TOTAL RETURN PERFORMANCE
    VALUE OF A HYPOTHETICAL $1 INVESTMENT
                                                                                                S&P 500-REGISTERED
                                                   MSCI-EAFE-REGISTERED TRADEMARK-INDEX          TRADEMARK-INDEX
Dec-97                                                              $1.000                            $1.000
Jan-98                                                              $1.046                            $1.011
Feb-98                                                              $1.113                            $1.084
Mar-98                                                              $1.147                            $1.140
Apr-98                                                              $1.156                            $1.151
May-98                                                              $1.151                            $1.131
Jun-98                                                              $1.159                            $1.177
Jul-98                                                              $1.171                            $1.165
Aug-98                                                              $1.026                            $0.996
Sep-98                                                              $0.994                            $1.060
Oct-98                                                              $1.098                            $1.147
Nov-98                                                              $1.154                            $1.216
Dec-98                                                              $1.200                            $1.286

    ASSET CLASS TOTAL RETURN PERFORMANCE
    VALUE OF A HYPOTHETICAL $1 INVESTMENT
                                                RUSSELL 2000-REGISTERED     LEHMAN AGGREGATE
                                                    TRADEMARK-INDEX            BOND INDEX
Dec-97                                                  $1.000                   $1.000
Jan-98                                                  $0.984                   $1.013
Feb-98                                                  $1.057                   $1.012
Mar-98                                                  $1.100                   $1.015
Apr-98                                                  $1.106                   $1.021
May-98                                                  $1.047                   $1.030
Jun-98                                                  $1.049                   $1.039
Jul-98                                                  $0.964                   $1.041
Aug-98                                                  $0.777                   $1.058
Sep-98                                                  $0.838                   $1.083
Oct-98                                                  $0.872                   $1.077
Nov-98                                                  $0.917                   $1.083
Dec-98                                                  $0.974                   $1.087

The MSCI-EAFE Index, also referred to as the MSCI-EAFE (ND) Index, represents total return net of foreign income taxes withheld on dividends.

The equities markets experienced significant volatility throughout the period, however, what was truly remarkable was the difference between the returns of large- and small-cap stocks. Large-cap stocks, as represented by the S&P 500 Index, achieved a total return of 28.58% for the one-year period. Small- cap stocks, as represented by the Russell 2000 Index, experienced a NEGATIVE total return of 2.57%, resulting in a difference of 31.15% between the 12-month total returns for the two asset classes.

International stock returns were characterized by the markedly divergent performance of Asian countries, most of which experienced significant declines, and European countries, most of which experienced healthy gains for the period. Combined, international stock returns, as represented by the MSCI-EAFE Index, experienced a positive total return of 20.00% for the reporting period.

Reflecting the decline in interest rates, fixed income returns were generally strong for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 8.69% for the reporting period.

TREASURY YIELDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                    30-YEAR TREASURY  FIVE-YEAR TREASURY
                                                       BOND YIELD         NOTE YIELD
1/2/98                                                    5.84%             5.61%
1/9/98                                                    5.73%             5.25%
1/16/98                                                   5.81%             5.40%
1/23/98                                                   5.97%             5.52%
1/30/98                                                   5.80%             5.38%
2/6/98                                                    5.92%             5.47%
2/13/98                                                   5.85%             5.42%
2/20/98                                                   5.87%             5.49%
2/27/98                                                   5.92%             5.59%
3/6/98                                                    6.02%             5.65%
3/13/98                                                   5.89%             5.53%
3/20/98                                                   5.89%             5.55%
3/27/98                                                   5.96%             5.68%
4/3/98                                                    5.79%             5.49%
4/10/98                                                   5.88%             5.56%
4/17/98                                                   5.88%             5.56%
4/24/98                                                   5.95%             5.63%
5/1/98                                                    5.93%             5.62%
5/8/98                                                    5.98%             5.65%
5/15/98                                                   5.97%             5.67%
5/22/98                                                   5.90%             5.64%
5/29/98                                                   5.80%             5.55%
6/5/98                                                    5.79%             5.59%
6/12/98                                                   5.66%             5.45%
6/19/98                                                   5.67%             5.51%
6/26/98                                                   5.63%             5.49%
7/3/98                                                    5.60%             5.41%
7/10/98                                                   5.63%             5.40%
7/17/98                                                   5.75%             5.49%
7/24/98                                                   5.69%             5.48%
7/31/98                                                   5.71%             5.50%
8/7/98                                                    5.63%             5.38%
8/14/98                                                   5.54%             5.33%
8/21/98                                                   5.43%             5.19%
8/28/98                                                   5.34%             4.90%
9/4/98                                                    5.29%             4.89%
9/11/98                                                   5.23%             4.65%
9/18/98                                                   5.15%             4.52%
9/25/98                                                   5.11%             4.37%
10/2/98                                                   4.84%             4.08%
10/9/98                                                   5.12%             4.46%
10/16/98                                                  4.98%             4.04%
10/23/98                                                  5.18%             4.30%
10/30/98                                                  5.16%             4.23%
11/6/98                                                   5.39%             4.59%
11/13/98                                                  5.25%             4.50%
11/20/98                                                  5.22%             4.60%
11/27/98                                                  5.16%             4.59%
12/4/98                                                   5.04%             4.39%
12/11/98                                                  5.02%             4.39%
12/18/98                                                  5.00%             4.36%
12/25/98                                                  5.22%             4.71%
Source: BLOOMBERG L.P.

Treasury yields fell during the reporting period by 0.68% to 5.22% for 30-year bonds and by 1.00% to 4.71% for five-year notes. International economic problems were a major factor contributing to the decline in yields. Investors seeking a safe haven increased demand for U.S Treasury securities and bid up prices, thereby decreasing Treasury bond yields. In addition, the Federal Reserve elected to leave rates unchanged throughout much of the reporting period, due in part to international market turbulence, as well as acceptable domestic economic statistics that showed strong growth coupled with contained inflation. This led to favorable fixed income market conditions.

In an effort to provide liquidity to financial markets and shelter the U.S. economy from the effect of increasing weakness in foreign economies, the Federal Reserve cut short-term interest rates three times since the end of September. At the time of this writing, the federal funds rate stood at 4.75%.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates remained in a narrow range throughout the first half of the reporting period due to widespread expectations that there would be no changes to Federal Reserve policy. In the second half of the year, amid increasing concerns surrounding international economic problems and financial markets liquidity, the Federal Reserve initiated a series of three reductions to the federal funds rate. Although these actions accompanied a decline in short-term rates in general, Treasury bill yields, in particular, declined as investors sought a safe haven in U.S. Treasury securities. Towards the end of the period, the "spread" in yields between Treasury Bills and commercial paper returned to more normal levels.

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   1998 YIELDS ON 90-DAY COMMERCIAL PAPER
       AND THREE-MONTH TREASURY BILLS
                                                THREE-MONTH          90-DAY
                                               TREASURY BILL    COMMERCIAL PAPER
1/1/98                                              5.35%             5.54%
1/2/98                                              5.29%             5.54%
1/5/98                                              5.23%             5.56%
1/6/98                                              5.20%             5.47%
1/7/98                                              5.20%             5.45%
1/8/98                                              5.10%             5.44%
1/9/98                                              5.01%             5.42%
1/12/98                                             5.02%             5.36%
1/13/98                                             5.19%             5.38%
1/14/98                                             5.15%             5.37%
1/15/98                                             5.11%             5.37%
1/16/98                                             5.15%             5.41%
1/19/98                                             5.15%             5.41%
1/20/98                                             5.15%             5.41%
1/21/98                                             5.11%             5.40%
1/22/98                                             5.13%             5.40%
1/23/98                                             5.17%             5.40%
1/26/98                                             5.12%             5.40%
1/27/98                                             5.25%             5.40%
1/28/98                                             5.21%             5.39%
1/29/98                                             5.19%             5.40%
1/30/98                                             5.18%             5.42%
2/2/98                                              5.22%             5.40%
2/3/98                                              5.23%             5.40%
2/4/98                                              5.11%             5.42%
2/5/98                                              5.15%             5.38%
2/6/98                                              5.17%             5.43%
2/9/98                                              5.13%             5.41%
2/10/98                                             5.21%             5.42%
2/11/98                                             5.20%             5.42%
2/12/98                                             5.21%             5.43%
2/13/98                                             5.15%             5.39%
2/16/98                                             5.21%             5.39%
2/17/98                                             5.18%             5.40%
2/18/98                                             5.17%             5.41%
2/19/98                                             5.19%             5.43%
2/20/98                                             5.20%             5.44%
2/23/98                                             5.24%             5.43%
2/24/98                                             5.32%             5.44%
2/25/98                                             5.30%             5.42%
2/26/98                                             5.34%             5.45%
2/27/98                                             5.31%             5.48%
3/2/98                                              5.30%             5.42%
3/3/98                                              5.17%             5.45%
3/4/98                                              5.15%             5.47%
3/5/98                                              5.16%             5.47%
3/6/98                                              5.15%             5.47%
3/9/98                                              5.09%             5.49%
3/10/98                                             5.08%             5.47%
3/11/98                                             5.08%             5.45%
3/12/98                                             5.08%             5.46%
3/13/98                                             5.09%             5.48%
3/16/98                                             5.10%             5.49%
3/17/98                                             5.14%             5.45%
3/18/98                                             5.15%             5.46%
3/19/98                                             5.17%             5.46%
3/20/98                                             5.17%             5.46%
3/23/98                                             5.14%             5.45%
3/24/98                                             5.14%             5.47%
3/25/98                                             5.17%             5.45%
3/26/98                                             5.20%             5.45%
3/27/98                                             5.21%             5.46%
3/30/98                                             5.21%             5.44%
3/31/98                                             5.12%             5.47%
4/1/98                                              5.11%             5.46%
4/2/98                                              5.09%             5.48%
4/3/98                                              5.08%             5.47%
4/6/98                                              5.08%             5.45%
4/7/98                                              5.04%             5.46%
4/8/98                                              5.05%             5.45%
4/9/98                                              5.05%             5.46%
4/10/98                                             5.05%             5.46%
4/13/98                                             5.16%             5.43%
4/14/98                                             5.11%             5.46%
4/15/98                                             5.07%             5.46%
4/16/98                                             5.05%             5.47%
4/17/98                                             5.04%             5.45%
4/20/98                                             5.02%             5.47%
4/21/98                                             5.07%             5.44%
4/22/98                                             5.08%             5.46%
4/23/98                                             5.08%             5.44%
4/24/98                                             5.06%             5.45%
4/27/98                                             5.05%             5.51%
4/28/98                                             5.06%             5.49%
4/29/98                                             5.06%             5.49%
4/30/98                                             4.97%             5.49%
5/1/98                                              5.00%             5.46%
5/4/98                                              5.02%             5.47%
5/5/98                                              5.11%             5.46%
5/6/98                                              5.10%             5.49%
5/7/98                                              5.10%             5.46%
5/8/98                                              5.12%             5.47%
5/11/98                                             5.12%             5.48%
5/12/98                                             5.13%             5.47%
5/13/98                                             5.12%             5.48%
5/14/98                                             5.16%             5.49%
5/15/98                                             5.16%             5.49%
5/18/98                                             5.17%             5.50%
5/19/98                                             5.20%             5.50%
5/20/98                                             5.18%             5.48%
5/21/98                                             5.23%             5.48%
5/22/98                                             5.21%             5.48%
5/25/98                                             5.21%             5.48%
5/26/98                                             5.10%             5.48%
5/27/98                                             5.09%             5.49%
5/28/98                                             5.05%             5.48%
5/29/98                                             5.01%             5.47%
6/1/98                                              4.97%             5.49%
6/2/98                                              5.20%             5.46%
6/3/98                                              5.11%             5.48%
6/4/98                                              5.11%             5.48%
6/5/98                                              5.11%             5.48%
6/8/98                                              5.12%             5.49%
6/9/98                                              5.14%             5.48%
6/10/98                                             5.13%             5.49%
6/11/98                                             5.09%             5.48%
6/12/98                                             5.11%             5.49%
6/15/98                                             5.11%             5.47%
6/16/98                                             5.16%             5.47%
6/17/98                                             5.21%             5.48%
6/18/98                                             5.18%             5.49%
6/19/98                                             5.15%             5.48%
6/22/98                                             5.12%             5.49%
6/23/98                                             5.07%             5.48%
6/24/98                                             5.04%             5.50%
6/25/98                                             5.00%             5.48%
6/26/98                                             4.99%             5.49%
6/29/98                                             5.00%             5.50%
6/30/98                                             5.08%             5.47%
7/1/98                                              5.10%             5.48%
7/2/98                                              5.06%             5.48%
7/3/98                                              5.05%             5.48%
7/6/98                                              5.05%             5.48%
7/7/98                                              5.10%             5.49%
7/8/98                                              5.08%             5.48%
7/9/98                                              5.05%             5.47%
7/10/98                                             5.04%             5.47%
7/13/98                                             5.07%             5.47%
7/14/98                                             5.14%             5.49%
7/15/98                                             5.13%             5.48%
7/16/98                                             5.16%             5.47%
7/17/98                                             5.14%             5.49%
7/20/98                                             5.12%             5.48%
7/21/98                                             5.07%             5.50%
7/22/98                                             5.07%             5.47%
7/23/98                                             5.09%             5.48%
7/24/98                                             5.08%             5.48%
7/27/98                                             5.07%             5.51%
7/28/98                                             5.06%             5.49%
7/29/98                                             5.06%             5.50%
7/30/98                                             5.07%             5.50%
7/31/98                                             5.08%             5.50%
8/3/98                                              5.11%             5.50%
8/4/98                                              5.08%             5.49%
8/5/98                                              5.08%             5.47%
8/6/98                                              5.02%             5.49%
8/7/98                                              4.98%             5.49%
8/10/98                                             4.97%             5.49%
8/11/98                                             5.02%             5.47%
8/12/98                                             4.99%             5.49%
8/13/98                                             5.06%             5.47%
8/14/98                                             5.01%             5.47%
8/17/98                                             5.05%             5.48%
8/18/98                                             5.08%             5.48%
8/19/98                                             5.06%             5.47%
8/20/98                                             5.04%             5.47%
8/21/98                                             4.98%             5.46%
8/24/98                                             5.05%             5.47%
8/25/98                                             5.07%             5.48%
8/26/98                                             5.05%             5.47%
8/27/98                                             4.97%             5.47%
8/28/98                                             4.88%             5.48%
8/31/98                                             4.83%             5.43%
9/1/98                                              4.90%             5.42%
9/2/98                                              4.89%             5.42%
9/3/98                                              4.84%             5.43%
9/4/98                                              4.85%             5.41%
9/7/98                                              4.86%             5.41%
9/8/98                                              4.87%             5.43%
9/9/98                                              4.86%             5.40%
9/10/98                                             4.78%             5.38%
9/11/98                                             4.86%             5.35%
9/14/98                                             4.84%             5.33%
9/15/98                                             4.79%             5.34%
9/16/98                                             4.71%             5.34%
9/17/98                                             4.67%             5.31%
9/18/98                                             4.61%             5.30%
9/21/98                                             4.66%             5.32%
9/22/98                                             4.80%             5.32%
9/23/98                                             4.68%             5.30%
9/24/98                                             4.59%             5.20%
9/25/98                                             4.49%             5.20%
9/28/98                                             4.43%             5.13%
9/29/98                                             4.39%             5.08%
9/30/98                                             4.36%             5.12%
10/1/98                                             4.24%             5.14%
10/2/98                                             4.19%             5.08%
10/5/98                                             4.11%             5.08%
10/6/98                                             4.16%             5.10%
10/7/98                                             4.12%             5.14%
10/8/98                                             3.90%             5.13%
10/9/98                                             3.89%             5.11%
10/12/98                                            3.89%             5.11%
10/13/98                                            3.88%             5.10%
10/14/98                                            4.01%             5.11%
10/15/98                                            3.91%             5.13%
10/16/98                                            3.62%             5.00%
10/19/98                                            3.80%             4.98%
10/20/98                                            3.99%             4.95%
10/21/98                                            3.98%             4.95%
10/22/98                                            3.97%             5.00%
10/23/98                                            3.98%             5.02%
10/26/98                                            4.09%             4.97%
10/27/98                                            4.16%             4.96%
10/28/98                                            4.26%             4.96%
10/29/98                                            4.31%             4.96%
10/30/98                                            4.32%             5.05%
11/2/98                                             4.40%             5.07%
11/3/98                                             4.49%             5.05%
11/4/98                                             4.57%             5.03%
11/5/98                                             4.56%             5.10%
11/6/98                                             4.64%             5.14%
11/9/98                                             4.63%             5.15%
11/10/98                                            4.56%             5.13%
11/11/98                                            4.56%             5.13%
11/12/98                                            4.46%             5.13%
11/13/98                                            4.46%             5.12%
11/16/98                                            4.51%             5.06%
11/17/98                                            4.39%             5.15%
11/18/98                                            4.43%             4.97%
11/19/98                                            4.44%             4.97%
11/20/98                                            4.45%             5.00%
11/23/98                                            4.59%             4.97%
11/24/98                                            4.60%             4.97%
11/25/98                                            4.56%             5.00%
11/26/98                                            4.55%             5.00%
11/27/98                                            4.52%             5.00%
11/30/98                                            4.48%             5.02%
12/1/98                                             4.49%             5.08%
12/2/98                                             4.48%             5.03%
12/3/98                                             4.43%             5.04%
12/4/98                                             4.47%             5.02%
12/7/98                                             4.49%             5.02%
12/8/98                                             4.42%             5.00%
12/9/98                                             4.41%             4.98%
12/10/98                                            4.48%             4.99%
12/11/98                                            4.50%             5.03%
12/14/98                                            4.49%             5.00%
12/15/98                                            4.49%             5.00%
12/16/98                                            4.42%             4.99%
12/17/98                                            4.46%             5.01%
12/18/98                                            4.49%             5.00%
12/21/98                                            4.51%             5.01%
12/22/98                                            4.50%             5.00%
12/23/98                                            4.58%             5.02%
12/24/98                                            4.56%             5.03%
12/25/98                                            4.56%             5.03%
12/28/98                                            4.52%             5.03%
12/29/98                                            4.59%             5.07%
12/30/98                                            4.54%             4.86%
12/31/98                                            4.45%             4.84%
Source: BLOOMBERG L.P.

  NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the Fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN--vice president and senior portfolio manager, has managed the Value Advantage Money Fund since its inception in 1992. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

---------------------------------------------------------------------------
Seven-Day Yield                                            4.98%
---------------------------------------------------------------------------
Seven-Day Effective Yield                                  5.10%
---------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.
YIELD ADVANTAGE

The Schwab Value Advantage Money Fund offers the potential to earn higher yields than most other money market funds. The Fund is designed for cash reserves that do not require regular access and, as such, has minimum balance and transaction requirements designed to keep operating expenses low. These lower expenses generally mean higher yields for Fund shareholders.
The chart at right presents weekly seven-day yields for the Fund and for the average taxable money fund and illustrates that the Fund consistently outperformed the average for its category during the reporting period.
PORTFOLIO COMPOSITION

The Schwab Value Advantage Money Fund invests in highly rated money market securities, including commercial paper and other corporate obligations, bank certificates of deposit, time deposits, bankers' acceptances, U.S. government securities and repurchase agreements for these securities. The chart at right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     SEVEN-DAY YIELDS: 1/1/98 THROUGH 12/31/98(2)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                   IBC FINANCIAL DATA INC.'S MONEY FUND
            SCHWAB VALUE ADVANTAGE MONEY FUND                    AVERAGE
1/2/98                    5.46%                                   5.08%
1/9/98                    5.44%                                   5.13%
1/16/98                   5.41%                                   5.04%
1/23/98                   5.38%                                   5.03%
1/30/98                   5.36%                                   5.00%
2/6/98                    5.34%                                   5.00%
2/13/98                   5.33%                                   4.97%
2/20/98                   5.32%                                   4.96%
2/27/98                   5.29%                                   4.95%
3/6/98                    5.28%                                   4.96%
3/13/98                   5.30%                                   4.94%
3/20/98                   5.29%                                   4.92%
3/27/98                   5.26%                                   4.92%
4/3/98                    5.26%                                   4.93%
4/10/98                   5.26%                                   4.92%
4/17/98                   5.27%                                   4.92%
4/24/98                   5.25%                                   4.92%
5/1/98                    5.26%                                   4.90%
5/8/98                    5.26%                                   4.90%
5/15/98                   5.27%                                   4.90%
5/22/98                   5.27%                                   4.92%
5/29/98                   5.26%                                   4.90%
6/5/98                    5.26%                                   4.91%
6/12/98                   5.26%                                   4.91%
6/19/98                   5.27%                                   4.92%
6/26/98                   5.25%                                   4.91%
7/3/98                    5.26%                                   4.94%
7/10/98                   5.26%                                   4.92%
7/17/98                   5.27%                                   4.92%
7/24/98                   5.26%                                   4.91%
7/31/98                   5.26%                                   4.92%
8/7/98                    5.27%                                   4.92%
8/14/98                   5.28%                                   4.91%
8/21/98                   5.28%                                   4.92%
8/28/98                   5.26%                                   4.91%
9/4/98                    5.27%                                   4.93%
9/11/98                   5.27%                                   4.90%
9/18/98                   5.27%                                   4.92%
9/25/98                   5.24%                                   4.89%
10/2/98                   5.23%                                   4.87%
10/9/98                   5.21%                                   4.83%
10/16/98                  5.18%                                   4.76%
10/23/98                  5.13%                                   4.71%
10/30/98                  5.09%                                   4.64%
11/6/98                   5.08%                                   4.67%
11/13/98                  5.06%                                   4.63%
11/20/98                  5.06%                                   4.63%
11/27/98                  5.01%                                   4.55%
12/4/98                   5.01%                                   4.56%
12/11/98                  5.00%                                   4.53%
12/18/98                  4.99%                                   4.55%
12/25/98                  4.98%                                   4.54%
1/1/99                    4.98%                                   4.53%

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(3)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Obligations            73.7%
Certificates of Deposit          15.9%
Variable-Rate Obligations         8.0%
Bank Notes                        2.3%
Repurchase Agreements             0.1%

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day and seven-day effective yields for the Fund would have been 4.72% and 4.83%, respectively.
(2)Source: IBC Financial Data, Inc. Average seven-day yield of funds in the first-tier category of taxable money funds for each week ended 1/7/98 through 12/31/98. The weekly number of funds in the category ranged from 265 to 295.
(3)These percentages do not take into account other assets and liabilities.

FUND DISCUSSION

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. Our strategy for managing the Fund remained consistent during the reporting period. We attempted to maintain a dollar-weighted average maturity (DWAM) slightly longer than that of other funds with similar investment objectives. This strategy had a beneficial impact on yields throughout most of the period.

During the first half of the reporting period, based on our expectation that the Federal Reserve would not raise the federal funds rate, thereby not increasing interest rates, we looked for opportunities to purchase securities with somewhat longer maturities (and higher yields) when market conditions were advantageous.

During the second half of the period, credit and liquidity concerns surfaced both domestically and abroad, sending the financial markets into an extended period of uncertainty and turmoil. Based on our expectation that the Federal Reserve would need to lower the federal funds rate to provide stability in the markets, we again purchased securities with longer maturities in an effort to mitigate, or delay, the impact of the reduction in short-term interest rates.

Although the Fund's yields fell noticeably during the second half of the reporting period, you will find that money market fund yields in general tend to respond to short-term interest rate changes slower than other types of short-term interest-bearing investments (such as certificates of deposit). This is because a money market fund purchases a portfolio of securities, each with its own maturity date. The longer the DWAM of the portfolio, the longer it holds its current securities, and the longer it takes for changes in short-term interest rates to affect the fund's yield. This structure may help money market funds maintain higher yields when short-term rates are falling. For this reason, money market yields may be somewhat slower to respond to increases in short-term yields during periods of rapidly rising short-term rates.

Q. WHAT IMPACT HAVE THE ECONOMIC PROBLEMS OF MANY OF THE PACIFIC RIM COUNTRIES HAD ON THE MANAGEMENT OF THE FUNDS?

A. Beginning in the fourth quarter of 1997, many Asian and emerging market economies experienced economic difficulties and severe currency devaluations. These problems persisted throughout 1998. Although these are serious global problems that will no doubt have a credit impact on the issuers of securities in those countries and their economies, to date, they have not had a significant effect on the issuers of what typically are considered money market-eligible securities. Nevertheless, we continue, as always, to carefully monitor the creditworthiness of any issuer of securities considered for investment.

As we discussed in previous reports, the Fund did, as a precaution, reduce its exposure to Japanese issuers of commercial paper, Japanese providers of credit enhancements, and certificates of deposit issued by Japanese banks. As of the end of this reporting period, the Schwab Value advantage Money Fund had no direct or indirect exposure to any Asian-issued securities. We will continue to monitor the risks and relative merits of any direct or indirect Asian exposure for the Fund.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's,-Registered Trademark- Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time-adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

------------------------------------------------
Last seven days:                           4.98%
------------------------------------------------
Last three months:                         5.06%
------------------------------------------------
Last 12 months:                            5.23%
------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   18.5%      14.9%      17.1%      10.6%
------------------------------------------------------------------
16-30 days                  21.3%      18.5%      20.3%      13.5%
------------------------------------------------------------------
31-60 days                  20.0%      28.0%      21.8%      29.9%
------------------------------------------------------------------
61-90 days                  14.5%      23.0%      21.1%      26.1%
------------------------------------------------------------------
91-120 days                  7.9%       5.0%       2.0%       9.3%
------------------------------------------------------------------
More than 120 days          17.8%      10.6%      17.7%      10.6%
------------------------------------------------------------------
Weighted average          67 days    60 days    65 days    64 days
------------------------------------------------------------------

PORTFOLIO QUALITY

                                              PERCENTAGE OF NET ASSETS:
SEC TIER RATING                                       12/31/98
---------------------------------------------------------------------------
Tier 1                                                 100.0%
---------------------------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                                         Par            Value
                                                       --------       ----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 73.8% (a)
AUTOMOTIVE -- 5.3%
American Honda Finance Corp.
   5.50%, 01/11/99                                     $ 16,492       $   16,467
   5.50%, 01/12/99                                       20,000           19,967
   5.37%, 02/10/99                                       20,000           19,882
Chrysler Financial Co. L.L.C
   5.50%, 02/08/99                                       50,000           49,714
   5.33%, 02/16/99                                      100,000           99,329
   5.33%, 02/23/99                                       35,000           34,730
FCE Bank P.L.C
   5.10%, 03/18/99                                       80,000           79,152
   5.17%, 04/09/99                                       85,000           83,827
   5.00%, 06/11/99                                       64,000           62,603
General Motors Acceptance Corp.
   5.15%, 02/01/99                                       50,000           49,782
   5.15%, 02/02/99                                       50,000           49,774
   5.15%, 02/03/99                                       50,000           49,767
   5.31%, 02/09/99                                       41,000           40,767
   5.32%, 02/09/99                                       70,000           69,602
   5.33%, 02/09/99                                       50,000           49,715
   5.16%, 02/10/99                                       90,000           89,492
   5.18%, 02/10/99                                      125,000          124,292
   5.33%, 02/10/99                                       50,000           49,708
   5.33%, 02/11/99                                       90,000           89,461
Hertz Corp.
   5.26%, 03/23/99                                       50,000           49,416
                                                                      ----------
                                                                       1,177,447
                                                                      ----------
BANKING - AUSTRALIA -- 1.0%
National Australia Funding
  (Delaware), Inc.
   5.38%, 03/09/99                                       50,000           49,512
Westpac Capital Corp.
   5.07%, 05/07/99                                      170,000          167,049
                                                                      ----------
                                                                         216,561
                                                                      ----------
BANKING - BELGIUM -- 0.4%
Cregem North America, Inc.
   5.14%, 03/26/99                                       50,000           49,409
   5.17%, 03/29/99                                       50,000           49,384
                                                                      ----------
                                                                          98,793
                                                                      ----------
BANKING - CANADA -- 0.4%
National Bank of Canada
   5.00%, 06/16/99                                       80,000           78,202
                                                                      ----------


                                                         Par            Value
                                                       --------       ----------
BANKING - DENMARK -- 1.0%
Unifunding, Inc.
   5.19%, 02/16/99                                     $ 60,000       $   59,610
   5.14%, 03/08/99                                      160,000          158,511
                                                                      ----------
                                                                         218,121
                                                                      ----------
BANKING - DOMESTIC -- 3.9%
Bank One Corp.
   5.00%, 06/14/99                                       50,000           48,890
BankAmerica Corp.
   5.10%, 03/23/99                                       13,000           12,853
   5.08%, 04/08/99                                      100,000           98,665
Bankers Trust New York Corp.
   5.67%, 01/29/99                                       82,000           81,650
Citibank Capital Markets Assets, L.L.C.(e)
   5.47%, 02/04/99                                       42,000           41,785
   5.38%, 02/11/99                                       60,000           59,638
   5.38%, 02/12/99                                       16,000           15,901
   5.25%, 03/04/99                                       63,000           62,439
Enterprise Funding Corp.(e)
   5.20%, 03/11/99                                       82,486           81,675
Intrepid Funding Master Trust(e)
   5.29%, 03/15/99                                       43,501           43,042
   5.34%, 04/06/99                                       31,800           31,360
   5.20%, 04/30/99                                       22,000           21,630
Kitty Hawk Funding Corp.(e)
   5.49%, 01/29/99                                       50,017           49,808
   5.65%, 02/16/99                                       73,151           72,637
   5.69%, 02/26/99                                       19,000           18,838
   5.19%, 03/15/99                                       71,643           70,899
   5.24%, 03/18/99                                       42,089           41,630
Vehicle Services of America(e)
   5.19%, 03/04/99                                       22,000           21,806
                                                                      ----------
                                                                         875,146
                                                                      ----------
BANKING - GERMANY -- 2.2%
Bavaria TRR Corp.(e)
   5.45%, 01/13/99                                      100,000           99,821
   5.65%, 01/29/99                                       90,000           89,609
   5.38%, 02/05/99                                       52,700           52,428
   5.41%, 02/08/99                                       21,155           21,036
   5.28%, 03/04/99                                       60,925           60,379
Dresdner U.S. Finance Inc.
   5.65%, 01/05/99                                       78,000           77,951
   5.09%, 04/05/99                                       50,000           49,352
   5.09%, 04/06/99                                       50,000           49,345
                                                                      ----------
                                                                         499,921
                                                                      ----------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                         Par            Value
                                                       --------       ----------
BANKING - NETHERLANDS -- 4.9%
Atlantis One Funding Corp.(e)
   5.21%, 02/12/99                                     $ 46,890       $   46,610
   5.52%, 02/24/99                                       40,000           39,674
   5.46%, 03/11/99                                       25,000           24,743
   5.05%, 03/12/99                                       71,399           70,712
   5.15%, 03/15/99                                       76,493           75,712
   5.15%, 03/16/99                                       25,453           25,189
   5.16%, 03/24/99                                       40,259           39,796
   5.01%, 03/25/99                                       85,854           84,884
   5.06%, 03/25/99                                       74,000           73,155
   5.14%, 03/26/99                                       24,869           24,578
   5.45%, 03/26/99                                       20,000           19,750
   5.15%, 04/13/99                                      100,000           98,578
   5.12%, 04/14/99                                       15,000           14,785
   5.40%, 04/22/99                                       20,000           19,675
   5.42%, 04/27/99                                        6,000            5,898
   5.43%, 04/27/99                                       45,000           44,233
   4.99%, 04/28/99                                      101,423           99,821
   5.40%, 05/14/99                                       50,000           49,030
Internationale Nederlanden
  (U.S.) Funding Corp.
   5.10%, 03/17/99                                      110,000          108,851
   5.17%, 03/31/99                                       40,000           39,496
   5.08%, 04/20/99                                       25,000           24,625
   5.08%, 04/21/99                                       50,000           49,244
                                                                      ----------
                                                                       1,079,039
                                                                      ----------
BANKING - NORWAY -- 1.5%
Den Norske Bank
   5.13%, 02/02/99                                       52,000           51,766
   5.40%, 02/17/99                                       99,000           98,317
   5.40%, 02/18/99                                       50,000           49,648
   5.40%, 02/23/99                                       60,000           59,534
   5.40%, 02/24/99                                       70,000           69,446
                                                                      ----------
                                                                         328,711
                                                                      ----------
BANKING - SWEDEN -- 3.3%
AB Spintab
   5.23%, 04/01/99                                       50,000           49,358
   5.22%, 04/07/99                                       53,000           52,275
Nordbanken of North America, Inc.
   5.33%, 02/09/99                                       50,000           49,715
   5.33%, 02/10/99                                       75,000           74,562
   5.26%, 03/03/99                                       50,000           49,560
   5.15%, 03/10/99                                      100,000           99,040
   5.14%, 03/15/99                                       92,000           91,054


                                                         Par            Value
                                                       --------       ----------
   5.08%, 05/04/99                                     $ 55,000       $   54,065
   5.08%, 05/07/99                                      130,000          127,739
Svenska Handelsbanken, Inc.
   5.50%, 03/12/99                                       83,000           82,137
                                                                      ----------
                                                                         729,505
                                                                      ----------
BANKING - SWITZERLAND -- 0.9%
UBS Finance (Delaware) Inc.
   5.08%, 03/22/99                                       80,000           79,113
   5.08%, 05/04/99                                       20,000           19,660
   5.08%, 05/05/99                                      100,000           98,286
                                                                      ----------
                                                                         197,059
                                                                      ----------
BANKING - UNITED KINGDOM -- 2.1%
Abbey National N.A. Corp.
   5.07%, 04/07/99                                       70,000           69,078
Banco Nacional de Comercio Exterior
  S.N.C.(e)
   5.34%, 01/21/99                                       44,000           43,871
   5.48%, 02/03/99                                       20,000           19,901
Repeat Offering Securitization
  Entity, Inc.(e)
   5.66%, 01/14/99                                       34,750           34,679
   5.40%, 01/28/99                                       54,023           53,807
   5.44%, 01/28/99                                      100,000           99,597
   5.45%, 01/28/99                                       99,523           99,122
Yorkshire Building Society
   5.37%, 02/17/99                                       25,000           24,827
   5.63%, 02/26/99                                       10,000            9,915
                                                                      ----------
                                                                         454,797
                                                                      ----------
CREDIT CARD RECEIVABLES -- 1.5%
Dakota Certificates Program
   5.32%, 01/19/99                                       98,000           97,743
   5.32%, 01/20/99                                       75,000           74,792
   5.32%, 01/21/99                                       50,000           49,854
   5.32%, 01/22/99                                       50,000           49,847
   5.39%, 02/05/99                                       35,000           34,819
   5.26%, 03/03/99                                       25,000           24,780
Providian Master Trust Series 93-3
   5.45%, 02/05/99                                        6,920            6,884
                                                                      ----------
                                                                         338,719
                                                                      ----------

                                                         Par            Value
                                                       --------       ----------
DIVERSIFIED FINANCIAL ASSETS -- 17.3%
Ace Overseas Corp.
   5.37%, 01/15/99                                     $ 11,000       $   10,977
   5.40%, 03/10/99                                       57,000           56,434
Asset Portfolio Funding Corp.
   5.34%, 01/20/99                                       35,000           34,903
Bavaria Universal Funding Corp.
   5.32%, 01/19/99                                       22,000           21,942
   5.48%, 01/19/99                                        9,000            8,976
   5.49%, 01/19/99                                       47,000           46,873
   5.27%, 01/21/99                                       48,000           47,861
   5.35%, 02/17/99                                       60,000           59,588
Beta Finance, Inc.
   4.98%, 07/01/99                                       50,000           48,792
CC (USA), Inc.
   5.40%, 02/16/99                                       12,000           11,919
   4.95%, 03/18/99                                      100,000           98,976
   4.95%, 03/23/99                                       50,000           49,454
   5.17%, 04/06/99                                       30,000           29,598
   5.15%, 04/07/99                                       75,000           73,996
   5.14%, 04/15/99                                       24,000           23,653
   4.95%, 04/21/99                                       50,000           49,262
Concord Minutemen Capital Co., LLC
   5.32%, 01/12/99                                       75,000           74,879
   5.66%, 01/14/99                                       12,000           11,976
   5.27%, 01/20/99                                      100,000           99,725
   5.43%, 01/20/99                                       55,000           54,845
   5.33%, 01/28/99                                       12,000           11,953
   5.59%, 02/02/99                                       40,000           39,804
   5.17%, 03/17/99                                       13,000           12,863
   5.15%, 03/19/99                                       50,000           49,460
   5.18%, 03/19/99                                      100,000           98,915
Greenwich Funding Corp.
   5.19%, 03/11/99                                      146,824          145,382
Greyhawk Funding, LLC
   5.35%, 01/25/99                                      150,000          149,472
   5.35%, 01/26/99                                       50,000           49,817
   5.44%, 01/27/99                                       50,000           49,806
   5.37%, 01/28/99                                       25,000           24,901
   5.38%, 01/29/99                                       25,000           24,897
   5.50%, 02/05/99                                       60,000           59,684
   5.29%, 02/25/99                                       16,000           15,873
International Securitization Corp.
   5.25%, 01/04/99                                       29,785           29,772
   5.65%, 01/06/99                                        9,125            9,118
   5.66%, 01/22/99                                       42,000           41,863
   5.69%, 01/25/99                                       20,170           20,094
   5.52%, 02/01/99                                       56,985           56,717


                                                         Par            Value
                                                       --------       ----------
   5.56%, 02/04/99                                     $ 24,885       $   24,756
   5.54%, 02/08/99                                       46,765           46,495
   5.51%, 02/25/99                                       10,500           10,414
   5.52%, 03/02/99                                       24,545           24,325
   5.03%, 06/15/99                                       10,000            9,775
Lexington Parker Capital Corp.
   5.32%, 01/12/99                                       80,000           79,871
   5.66%, 01/14/99                                       50,000           49,898
   5.66%, 01/15/99                                       14,096           14,065
   5.32%, 01/19/99                                       80,000           79,790
   5.34%, 01/22/99                                       10,000            9,969
   5.67%, 01/22/99                                       10,934           10,899
   5.49%, 01/26/99                                       35,000           34,868
   5.62%, 01/27/99                                       20,000           19,920
   5.38%, 01/28/99                                       50,000           49,802
   5.68%, 02/05/99                                       50,000           49,732
   5.24%, 03/03/99                                      164,514          163,070
   5.27%, 03/03/99                                       70,000           69,383
   5.29%, 03/03/99                                       76,855           76,175
   5.29%, 03/04/99                                       17,500           17,343
   5.29%, 03/05/99                                       75,000           74,315
Market Street Funding Corp.
   5.52%, 01/26/99                                       98,280           97,908
Mont Blanc Capital Corp.
   5.57%, 01/26/99                                       50,000           49,809
   5.57%, 01/29/99                                       41,364           41,187
   5.43%, 02/04/99                                       26,000           25,869
   5.43%, 02/23/99                                       35,000           34,724
   5.32%, 03/01/99                                       24,000           23,793
   5.22%, 03/19/99                                       17,000           16,813
Quincy Capital Corp.
   5.64%, 01/14/99                                       15,074           15,043
Sigma Finance, Inc.
   5.52%, 01/29/99                                       15,000           14,937
   5.53%, 02/03/99                                      150,000          149,251
   5.66%, 02/22/99                                       85,000           84,325
   5.40%, 03/01/99                                       11,000           10,905
   5.50%, 03/01/99                                       22,000           21,807
   5.51%, 03/01/99                                       23,000           22,798
   5.64%, 03/05/99                                      122,000          120,832
   5.28%, 03/12/99                                       17,409           17,233
   5.41%, 03/15/99                                       37,000           36,604
   5.08%, 03/23/99                                       24,500           24,227
   5.23%, 03/23/99                                       30,000           29,652
   5.26%, 03/23/99                                       52,000           51,394
   5.24%, 03/25/99                                       49,250           48,664
   5.08%, 03/29/99                                       14,000           13,832
   5.15%, 04/08/99                                       60,000           59,188

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                         Par            Value
                                                       --------       ----------
   5.14%, 04/12/99                                     $ 43,000       $   42,395
   5.14%, 04/19/99                                       11,000           10,835
   4.95%, 04/20/99                                       45,000           44,342
   4.97%, 04/21/99                                        9,000            8,867
                                                                      ----------
                                                                       3,837,119
                                                                      ----------
FINANCE - COMMERCIAL -- 6.0%
CIT Group Holdings, Inc.
   5.12%, 01/04/99                                       24,000           23,990
   5.50%, 02/05/99                                       40,000           39,791
   5.15%, 03/26/99                                       30,000           29,644
Finova Capital Corp.
   5.53%, 01/22/99                                       17,000           16,946
   5.38%, 02/17/99                                       10,000            9,931
   5.43%, 02/17/99                                       13,000           12,910
   5.50%, 02/19/99                                       21,650           21,492
   5.39%, 02/26/99                                       20,000           19,836
   5.40%, 04/13/99                                       18,000           17,732
General Electric Capital Corp.
   5.30%, 02/08/99                                      100,000           99,448
   5.30%, 02/09/99                                       34,000           33,807
   5.69%, 02/26/99                                       37,000           36,684
   5.14%, 03/02/99                                      135,000          133,859
   5.18%, 03/08/99                                       20,000           19,813
   5.15%, 03/09/99                                       64,000           63,395
   5.13%, 03/16/99                                      155,000          153,388
   5.13%, 03/19/99                                      100,000           98,918
   5.01%, 06/08/99                                      100,000           97,854
   5.02%, 06/09/99                                       75,000           73,380
General Electric Capital Services
   5.50%, 01/29/99                                       50,000           49,791
   5.15%, 02/05/99                                       50,000           49,753
   5.30%, 02/16/99                                       50,000           49,666
   5.69%, 02/26/99                                       40,000           39,659
   5.12%, 03/11/99                                       44,000           43,574
Heller Financial, Inc.
   5.65%, 01/06/99                                       25,000           24,981
   5.73%, 01/08/99                                       30,000           29,967
   5.58%, 01/12/99                                       10,000            9,983
   5.48%, 01/21/99                                       35,000           34,895
                                                                      ----------
                                                                       1,335,087
                                                                      ----------
FINANCE - CONSUMER -- 2.2%
Associates Corp. of North America
   5.10%, 01/04/99                                       50,000           49,979
   5.38%, 01/21/99                                       48,000           47,859
   5.21%, 02/03/99                                       50,000           49,764


                                                         Par            Value
                                                       --------       ----------
   5.21%, 02/05/99                                     $ 60,000       $   59,700
   5.15%, 03/12/99                                       30,000           29,703
Associates First Capital Corp.
   5.33%, 02/17/99                                       32,000           31,781
   5.33%, 02/19/99                                      100,000           99,285
   5.27%, 03/05/99                                       20,000           19,817
   5.27%, 03/08/99                                       15,000           14,857
Commercial Credit Corp.
   5.20%, 02/18/99                                       50,000           49,657
Household Finance Corp.
   5.50%, 02/17/99                                       40,000           39,720
                                                                      ----------
                                                                         492,122
                                                                      ----------
LIFE & HEALTH INSURANCE -- 0.4%
GE Financial Assurance Holdings, Inc.
   5.51%, 01/29/99                                        9,000            8,962
   5.31%, 02/17/99                                       43,000           42,706
   5.50%, 02/23/99                                       36,000           35,716
                                                                      ----------
                                                                          87,384
                                                                      ----------
SECURITIES BROKERAGE - DEALER -- 6.0%
Credit Suisse First Boston, Inc.
   5.26%, 02/09/99                                       56,000           55,686
   5.37%, 02/10/99                                       25,000           24,853
   5.41%, 02/11/99                                       40,000           39,757
   5.42%, 02/19/99                                       70,000           69,491
Goldman Sachs Group, LP
   5.38%, 02/26/99                                       90,000           89,265
Lehman Brothers Holdings, Inc.
   5.71%, 02/08/99                                       21,000           20,877
   5.68%, 02/17/99                                       30,250           30,032
   5.68%, 02/18/99                                       34,750           34,494
Merrill Lynch & Co., Inc.
   5.40%, 02/26/99                                        7,000            6,943
Morgan Stanley Dean Witter & Co.
   5.40%, 02/11/99                                       75,000           74,548
   5.44%, 02/11/99                                      145,000          144,121
   5.35%, 02/12/99                                       62,000           61,620
   5.36%, 02/12/99                                       60,000           59,633
   5.41%, 02/12/99                                      124,000          123,235
   5.52%, 02/18/99                                      100,000           99,282
   5.52%, 02/19/99                                       18,000           17,868
   5.40%, 02/24/99                                       50,000           49,605
   5.40%, 02/25/99                                      115,000          114,074

                                                         Par            Value
                                                       --------       ----------
Salomon Smith Barney Holdings, Inc.
   5.67%, 01/22/99                                     $ 28,000       $   27,910
   5.68%, 01/27/99                                       87,000           86,655
   5.55%, 02/25/99                                       50,000           49,587
   5.55%, 02/26/99                                       50,000           49,580
                                                                       ---------
                                                                       1,329,116
                                                                       ---------
TRADE RECEIVABLES -- 13.5%
Apreco, Inc.
   5.52%, 01/27/99                                       37,000           36,854
   5.52%, 02/01/99                                       13,000           12,939
   5.41%, 02/03/99                                       50,000           49,755
   5.47%, 02/16/99                                        5,000            4,966
   5.39%, 02/22/99                                       25,000           24,808
   5.39%, 02/23/99                                       25,000           24,804
   5.47%, 03/15/99                                       20,000           19,782
Asset Securitization Cooperative
  Corp
   5.19%, 03/17/99                                       40,000           39,575
   5.17%, 04/16/99                                       45,000           44,335
Barton Capital Corp.
   5.43%, 01/21/99                                       10,088           10,058
   5.37%, 01/27/99                                       31,000           30,881
   5.43%, 01/29/99                                        4,000            3,983
   5.50%, 02/04/99                                       21,822           21,711
   5.46%, 02/08/99                                       45,000           44,744
   5.42%, 02/12/99                                       46,074           45,786
   5.42%, 02/19/99                                       60,000           59,565
   5.38%, 02/24/99                                       11,000           10,913
   5.54%, 02/24/99                                       12,763           12,659
   5.36%, 02/25/99                                       55,162           54,717
   5.32%, 03/08/99                                        6,515            6,452
   5.19%, 03/09/99                                       51,272           50,783
   5.25%, 03/11/99                                        5,183            5,132
   5.20%, 03/12/99                                       56,025           55,466
   5.18%, 03/15/99                                       54,974           54,403
   5.31%, 03/16/99                                       50,872           50,326
   5.19%, 03/19/99                                       60,815           60,149
Clipper Receivables Corp.
   5.58%, 01/11/99                                       40,000           39,938
Corporate Receivables Corp.
   5.45%, 02/09/99                                      123,000          122,284
   5.17%, 03/10/99                                       50,000           49,518


                                                         Par            Value
                                                       --------       ----------
CXC, Inc.
   5.00%, 06/15/99                                     $ 50,000       $   48,882
Edison Asset Securitization Corp.,
  L.L.C
   5.35%, 01/26/99                                       99,000           98,637
   5.58%, 02/12/99                                       40,000           39,743
   5.10%, 03/11/99                                       57,778           57,224
   5.28%, 03/22/99                                       20,000           19,769
   4.97%, 04/15/99                                      145,000          142,968
Falcon Asset Securitization Corp.
   5.22%, 03/11/99                                        6,045            5,985
Monte Rosa Capital Corp.
   5.48%, 01/07/99                                      100,000           99,910
   5.48%, 01/08/99                                       42,000           41,956
   5.39%, 01/21/99                                      153,000          152,548
   5.40%, 01/22/99                                       29,000           28,910
   5.38%, 02/22/99                                       60,000           59,541
   5.22%, 03/12/99                                       25,087           24,836
Park Avenue Receivables Corp.
   5.42%, 02/02/99                                       75,000           74,643
   5.56%, 02/04/99                                       50,000           49,741
   5.55%, 02/24/99                                       22,244           22,062
   5.23%, 03/19/99                                       49,450           48,904
   5.23%, 04/15/99                                       40,751           40,147
   5.19%, 04/16/99                                       25,463           25,084
Sheffield Receivables Corp.
   5.48%, 01/05/99                                       40,000           39,976
   5.33%, 01/22/99                                       70,000           69,786
   5.33%, 01/25/99                                       50,000           49,825
   5.52%, 02/01/99                                       66,000           65,689
   5.21%, 02/02/99                                       50,000           49,772
   5.21%, 02/03/99                                       50,000           49,765
   5.21%, 02/04/99                                        8,000            7,961
   5.37%, 02/04/99                                      100,000           99,501
   5.38%, 02/04/99                                       40,000           39,800
   5.54%, 02/19/99                                       42,000           41,688
   5.34%, 02/25/99                                       40,000           39,679
WCP Funding, Inc.
   5.44%, 02/03/99                                       40,000           39,802
   5.39%, 02/24/99                                       50,000           49,601
Windmill Funding
   5.65%, 01/05/99                                       25,000           24,984
   5.65%, 01/06/99                                       30,000           29,977
   5.35%, 01/15/99                                       47,795           47,697

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                         Par            Value
                                                       --------       ----------
   5.35%, 01/20/99                                     $ 16,996       $   16,949
   5.37%, 02/19/99                                       35,487           35,231
   5.22%, 03/02/99                                       25,000           24,785
   5.22%, 03/04/99                                       30,186           29,918
   5.18%, 03/10/99                                       29,962           29,672
                                                                      ----------
                                                                       3,010,834
                                                                      ----------
TOTAL COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS
  (Cost $16,383,683)                                                  16,383,683
                                                                      ----------
CERTIFICATES OF DEPOSIT -- 15.9%
BANKING - BELGIUM -- 2.0%
Credit Communal de Belgique
   5.90%, 05/04/99                                       25,000           24,995
   5.70%, 07/07/99                                       95,000           94,977
   5.71%, 07/09/99                                       28,000           27,992
   5.71%, 07/15/99                                      100,000           99,972
Generale de Banque SA
   5.19%, 02/01/99                                      100,000          100,001
   5.15%, 03/22/99                                      100,000          100,001
                                                                      ----------
                                                                         447,938
                                                                      ----------
BANKING - CANADA -- 4.4%
Canadian Imperial Bank of
  Commerce
   5.80%, 04/01/99                                       25,000           24,997
   5.08%, 04/14/99                                      149,000          149,000
   5.08%, 04/15/99                                       15,000           15,000
   5.80%, 04/27/99                                       50,000           49,992
National Bank of Canada
   5.74%, 07/20/99                                       50,000           49,984
Royal Bank of Canada
   5.71%, 07/12/99                                      190,000          189,947
   4.94%, 08/23/99                                       25,000           25,097
Toronto Dominion Bank
   5.14%, 03/04/99                                      130,000          130,000
   5.14%, 03/05/99                                      100,000          100,000
   4.95%, 06/15/99                                       25,000           25,073
   5.00%, 06/21/99                                       50,000           50,000
   4.94%, 07/08/99                                       51,000           51,162
   5.70%, 07/08/99                                       75,000           74,982
   4.94%, 07/26/99                                       25,000           25,090
   4.90%, 08/17/99                                       25,000           25,100
                                                                      ----------
                                                                         985,424
                                                                      ----------


                                                         Par            Value
                                                       --------       ----------
BANKING - DOMESTIC -- 2.0%
Morgan Guaranty Trust Co.
   5.09%, 03/22/99                                     $141,000       $  141,000
   5.10%, 03/23/99                                      100,000          100,000
   5.09%, 03/24/99                                      100,000          100,000
   5.09%, 03/25/99                                       50,000           50,000
Wilmington Trust Co.
   5.73%, 07/13/99                                       50,000           50,000
                                                                      ----------
                                                                         441,000
                                                                      ----------
BANKING - FRANCE -- 0.8%
Societe Generale
   5.75%, 03/23/99                                       50,000           49,995
   5.75%, 03/29/99                                       75,000           74,991
   5.80%, 03/29/99                                       22,000           21,994
   5.80%, 03/30/99                                       35,000           34,995
                                                                      ----------
                                                                         181,975
                                                                      ----------
BANKING - GERMANY -- 3.3%
Bayerische Hypo-und Vereinsbank AG
   5.10%, 03/29/99                                       75,000           74,998
Bayerische Vereinsbank AG
   5.08%, 05/07/99                                       50,000           50,092
Deutsche Bank
   5.80%, 04/27/99                                       25,000           24,995
   5.01%, 05/03/99                                       34,500           34,577
   5.01%, 05/11/99                                       10,000           10,021
   5.01%, 05/12/99                                       50,000           50,110
   4.99%, 06/09/99                                       15,000           15,042
   5.80%, 06/11/99                                       50,000           49,985
Westdeutsche Landesbank
   5.31%, 02/01/99                                       65,000           65,000
   5.21%, 02/02/99                                       50,000           50,000
   5.31%, 02/02/99                                       50,000           50,000
   5.21%, 02/03/99                                       31,000           31,000
   5.31%, 02/04/99                                       50,000           50,000
   5.14%, 03/17/99                                       80,000           80,000
   5.14%, 03/18/99                                      100,000          100,000
                                                                      ----------
                                                                         735,820
                                                                      ----------
BANKING - NETHERLANDS -- 0.3%
Rabobank Nederland N.V
   5.01%, 05/21/99                                       43,000           43,096
   4.99%, 06/16/99                                       22,000           22,053
                                                                      ----------
                                                                          65,149
                                                                      ----------

                                                         Par            Value
                                                       --------       ----------
BANKING - SWITZERLAND -- 0.5%
UBS AG
   5.70%, 07/09/99                                     $100,000       $   99,970
                                                                      ----------
BANKING - UNITED KINGDOM -- 2.6%
Abbey National Treasury
  Services PLC
   5.33%, 02/22/99                                      250,000          250,000
   5.06%, 04/13/99                                      150,000          150,000
Bank of Scotland
   5.17%, 03/22/99                                       75,000           74,993
National Westminster Bank
   5.71%, 07/16/99                                      100,000           99,969
                                                                      ----------
                                                                         574,962
                                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $3,532,238)                                                    3,532,238
                                                                      ----------
VARIABLE RATE OBLIGATIONS -- 8.1%(b)
BANKING - DOMESTIC -- 0.8%
Active Living of Glenview, L.L.C. Senior
   Floating Rate Note Series 1998(a)
   5.48%, 01/07/99                                       11,000           11,000
BMC Special Care Facilities Financing
 Authority of the City of Montgomery,
 Alabama Taxable RB (Montgomery
 Baptist Outreach Services Corp. Project)
 Series 1997A(e)
   5.50%, 01/07/99                                        8,600            8,600
Columbus, Georgia Development
  Authority Taxable RB (Jay Leasing,
  Inc. Project) Series 1997(e)
   5.50%, 01/07/99                                        7,400            7,400
Fillmore Public Financing Authority
  VRD Tax Allocation Bond (Fillmore
  Redevelopment Agency Central City
  Redevelopment Project Area)
  Series 1998A
   5.08%, 01/07/99                                       10,120           10,120
Keystone Health Resources Corp.
  VR Taxable DN Series 1993(a)(e)
   5.10%, 01/07/99                                        3,200            3,200
MoviePlex Realty Leasing, L.L.C
  Adjustable Rate Tender Securities
  (Carmike Cinemas Inc.) Series
  1997B-1(e)
   5.49%, 01/07/99                                        7,625            7,625


                                                         Par            Value
                                                       --------       ----------
New Jersey Economic Development
  Authority Adjustable Rate Title IX
  Loan Portfolio Securitization
  Bonds Series 1995(e)
   5.46%, 01/04/99                                     $ 16,700       $   16,700
Strategic Money Market Trust
  1998A(a)(e)
   5.32%, 03/16/99                                       50,000           50,000
Strategic Money Market Trust
  1998B(a)(e)
   5.59%, 01/05/99                                       50,000           50,000
Town of Islip IDA 1992 Taxable
  Adjustable Rate IDRB (Nussdorf
  Associates/Quality King Distributors,
  Inc. Facility)(a)(e)
   5.23%, 01/07/99                                        5,870            5,870
                                                                      ----------
                                                                         170,515
                                                                      ----------
BANKING - CANADA-- 0.2%(e)
City of New Britain, Connecticut GO
  Pension Bonds
   5.03%, 01/07/99                                       40,000           40,000
                                                                      ----------
BANKING - FRANCE -- 0.2%
Societe Generale
   5.48%, 01/19/99                                       50,000           49,986
                                                                      ----------

BANKING - NETHERLANDS -- 0.0%(e)
Special Care Facilities Financing
  Authority of The City of Daphne
  (Presbyterian Retirement Corp.,
  Inc.) Series 1998B
   5.50%, 01/07/99                                        6,850            6,850
                                                                      ----------
BANKING - UNITED KINGDOM & GERMANY -- 0.3%(e)
City of Santa Rosa VRD Wastewater
  Series 1998A
   5.50%, 01/07/99                                       18,000           18,000
County of Riverside 1990 Taxable COP
  (Monterey Avenue Project)
   5.95%, 01/07/99                                        7,900            7,900
Restructured Assets Certificates
  with Enhanced Returns Notes
  Series 1998 MM-8-5(a)
   5.61%, 01/04/99                                       50,000           50,000
                                                                      ----------
                                                                          75,900
                                                                      ----------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                         Par            Value
                                                       --------       ----------
CREDIT CARD RECEIVABLES -- 0.4%
Lincs Series 1998-4(d)
   5.55%, 01/19/99                                     $ 50,000       $   50,000
Strats Series 1998E(a)
   5.55%, 01/19/99                                       40,000           40,000
                                                                      ----------
                                                                          90,000
                                                                      ----------
ELECTRICAL AND ELECTRONICS -- 0.2%(a)(e)
New Jersey Economic Development
  Authority Taxable Economic
  Development Bonds (MSNBC
  CNBC Project) Series 1997A
   5.61%, 01/04/99                                       45,100           45,100
                                                                      ----------

HEALTH CARE -- 0.2%
Catholic Health Initiatives Series 1997C
   5.70%, 01/07/99                                       35,900           35,900
                                                                      ----------
LIFE & HEALTH INSURANCE -- 3.1%(a)
First Allmerica Financial Life
  Insurance Co.(d)
   5.62%, 01/01/99                                       50,000           50,000
General American Life Insurance Co.
   5.24%, 01/01/99                                      300,000          300,000
Jackson National Life
  Insurance Co.(d)
   5.63%, 01/01/99                                       40,000           40,000
John Hancock Mutual Life
  Insurance Co.(d)
   5.05%, 01/01/99                                       50,000           50,000
Monumental Life Insurance Co.(d)
   5.22%, 01/04/99                                       10,000           10,000
   5.63%, 01/04/99                                      100,000          100,000
Transamerica Life Insurance
  and Annuity
   5.55%, 01/04/99                                       75,000           75,000
The Travelers Insurance Co.(d)
   5.55%, 01/01/99                                       75,000           75,000
                                                                      ----------
                                                                         700,000
                                                                      ----------
MORTGAGE BACKED SECURITIES -- 0.2%(a)
Bishops Gate Residential Mortgage
  Trust Class A-1
   5.75%, 01/01/99                                       40,000           40,000
                                                                      ----------


                                                         Par            Value
                                                       --------       ----------
MONOLINE INSURANCE -- 0.1%(e)
Baptist Health Systems of South
  Florida, Inc. Series 1995A
   5.70%, 01/07/99                                     $  6,600       $    6,600
Baptist Health Systems of South
  Florida, Inc. Series 1995B
   5.70%, 01/07/99                                        4,500            4,500
                                                                      ----------
                                                                          11,100
                                                                      ----------
SECURITIES BROKERAGE-DEALER -- 2.4%
Asset-Backed Securities Investment
  Trust, Series 1997E(a)(e)
   5.54%, 01/15/99                                       20,000           20,000
J.P. Morgan Securities Master Note(a)
   5.55%, 01/04/99                                      100,000          100,000
Lehman Brothers Holdings, Inc.(d)
   5.84%, 01/06/99                                       95,000           95,000
   5.80%, 01/11/99                                       33,000           33,000
   5.79%, 01/19/99                                        9,000            9,000
   5.87%, 01/25/99                                      121,500          121,500
   5.88%, 01/29/99                                       20,000           20,000
   5.88%, 02/01/99                                       64,500           64,500
Restructured Assets Certificates
  with Enhanced Returns Notes Series
  1998 MM-8-3(a)(e)
   5.66%, 01/20/99                                       58,000           58,000
                                                                      ----------
                                                                         521,000
                                                                      ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,786,351)                                                    1,786,351
                                                                      ----------
BANK NOTES -- 2.3%
FCC National Bank
   5.09%, 03/18/99                                       50,000           50,000
   5.06%, 04/14/99                                      178,000          178,003
First National Bank of Chicago
   4.98%, 05/06/99                                       90,000           90,003
Mellon Bank N.A
   5.31%, 02/08/99                                      100,000          100,000
NationsBank N.A
   4.95%, 03/17/99                                      100,000          100,000
                                                                      ----------
TOTAL BANK NOTES
  (Cost $518,006)                                                        518,006
                                                                      ----------

                                                   Maturity Value      Value
                                                   --------------   -----------
REPURCHASE AGREEMENTS -- 0.1%(c)
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreement
  Collaterized by U.S. Government
  Securities
   5.18%  Issue 10/15/98
          Due   01/04/99                               $  6,457     $     6,453
Credit Suisse First Boston Corp.
  Repurchase Agreement Collaterized
  by U.S. Government Securities
   5.18%  Issue 12/31/98
          Due   01/04/99                                  9,768           9,762
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $16,215)                                                         16,215
                                                                    -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $22,236,493)                                                 22,236,493
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.2%)
   Other assets                                                         229,755
   Liabilities                                                         (270,436)
                                                                    -----------
                                                                        (40,681)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $22,195,812
                                                                    ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 1998
(All dollar amounts are in thousands unless otherwise noted.)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below and U.S. Government coupon and Treasury Notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Value Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1998, the aggregate value of private placement securities held by the Fund was $10,210,793 which represented 46.00% of net assets. Of this total, $9,492,793 or 42.77% of net assets, was determined by the Investment Adviser to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

(d) Security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At December 31, 1998, the aggregate value of the restricted securities held by Schwab Value Advantage Fund was $718,000 which represented 3.23% of the net assets of the Fund. All of these restricted investments were determined by the Investment Adviser to be illiquid in accordance with procedures adopted by the Board of Trustees.

(e) Security has one or more third party credit enhancements.

PORTFOLIO ABBREVIATIONS
-----------------------
COP         Certificates of Participation
DN          Demand Note
GO          General Obligation
IDA         Industrial Development Authority
IDRB        Industrial Development Revenue Bond
RB          Revenue Bond
VR          Variable Rate
VRD         Variable Rate Demand

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1998

ASSETS
Investments, at value (Cost: $22,236,493)                           $22,236,493
Receivables:
   Interest                                                              73,670
   Fund shares sold                                                     155,716
Prepaid expenses                                                            369
                                                                    -----------
     Total assets                                                    22,466,248
                                                                    -----------
LIABILITIES
Payables:
   Dividends                                                            139,454
   Fund shares redeemed                                                 126,958
   Investment advisory and administration fees                              309
   Transfer agency and shareholder service fees                             615
Other liabilities                                                         3,100
                                                                    -----------
     Total liabilities                                                  270,436
                                                                    -----------
Net assets applicable to outstanding shares                         $22,195,812
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in-capital                                                     $22,195,937
Accumulated net realized loss on investments sold                          (125)
                                                                    -----------
                                                                    $22,195,812
                                                                    ===========

PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares
  authorized)                                                        22,196,046
Net asset value, offering and redemption price per share                  $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1998

Interest income                                                      $1,020,617
                                                                     ----------
Expenses:
   Investment advisory and administration fees                           71,733
   Transfer agency and shareholder service fees                          45,481
   Custodian and portfolio accounting fees                                1,234
   Registration fees                                                      2,971
   Professional fees                                                        116
   Shareholder reports                                                      248
   Trustees' fees                                                            44
   Insurance and other expenses                                              99
                                                                     ----------
                                                                        121,926
Less: expenses reduced (see Note 4)                                     (49,156)
                                                                     ----------
     Total expenses incurred by Fund                                     72,770
                                                                     ----------
Net investment income                                                   947,847
                                                                     ----------
Increase in net assets resulting from operations                     $  947,847
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                                                                1998                    1997
                                                                            ------------           ------------
Operations:
   Net investment income                                                    $    947,847           $    670,258
                                                                            ------------           ------------
   Increase in net assets resulting from operations                              947,847                670,258

                                                                            ------------           ------------
Dividends to shareholders from net investment income (See Note 2)               (947,956)              (670,258)
                                                                            ------------           ------------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                                  31,568,338             19,544,216
   Net asset value of shares issued in reinvestment of dividends                 849,749                617,943
   Less payments for shares redeemed                                         (23,884,351)           (16,976,511)
                                                                            ------------           ------------
   Increase in net assets from capital share transactions                      8,533,736              3,185,648
                                                                            ------------           ------------
Total increase in net assets                                                   8,533,627              3,185,648
Net assets:
   Beginning of period                                                        13,662,185             10,476,537
                                                                            ------------           ------------
   End of period                                                            $ 22,195,812           $ 13,662,185
                                                                            ============           ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
FINANCIAL HIGHLIGHTS

                                                               1998         1997         1996        1995         1994
                                                           -----------  -----------  -----------  ----------   ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                     $      1.00  $      1.00  $      1.00  $     1.00   $     1.00
                                                           -----------  -----------  -----------  ----------   ----------
From investment operations:
   Net investment income                                          0.05         0.05         0.05        0.06         0.04
                                                           -----------  -----------  -----------  ----------   ----------
   Total from investment operations                               0.05         0.05         0.05        0.06         0.04
Less distributions:
   Dividends from net investment income                          (0.05)1      (0.05)       (0.05)      (0.06)       (0.04)
                                                           -----------  -----------  -----------  ----------   ----------
   Total distributions                                           (0.05)       (0.05)       (0.05)      (0.06)       (0.04)
                                                           -----------  -----------  -----------  ----------   ----------
NET ASSET VALUE AT END OF PERIOD                           $      1.00  $      1.00  $      1.00  $     1.00   $     1.00
                                                           ===========  ===========  ===========  ==========   ==========
Total return (%)                                                  5.35         5.40         5.26        5.80         4.09
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets             0.40         0.40         0.40        0.40         0.40
Reductions reflected in above expense ratio                       0.27         0.29         0.30        0.32         0.39
Ratio of net investment income to average net assets              5.21         5.28         5.14        5.63         4.40
Net assets, end of period (000s)                           $22,195,812  $13,662,185  $10,476,537  $6,923,890   $3,731,629

1 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial
  Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1998
(All dollar amounts are in thousands unless otherwise noted)


1. DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund,(REGISTRATION MARK) Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

As of December 31, 1998, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                      Schwab Value Advantage
                      Expiring in:                 Money Fund(REGISTRATION MARK)
                      ----------                   ----------------------------
                      12/31/01                                 $  1
                      12/31/02                                    2
                      12/31/03                                  122
                                                               ----
                        Total capital loss carryforward        $125
                                                               ====

RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $109 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion and 0.34% on such net assets in excess of $20 billion. The Investment Adviser has reduced a portion of its fees for the year ended December 31, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. In addition, Schwab may charge a fee of five dollars for purchases and redemptions in amounts less than five thousand dollars and may impose a five dollar monthly fee for balances below the minimum required.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser and/or Schwab. During the year ended December 31, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $44 related to the Trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the year ended December 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers.These transactions, made at current market value pursuant to Rule 17a-7 under the Investment Company Act of 1940, aggregated $123,751 for the Fund.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The Investment Adviser and Schwab guarantee that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.40% of the Fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1998, the total of such fees reduced by the Investment Adviser was $49,156.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Value Advantage Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Value Advantage Money Fund (one series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
January 29, 1999

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund-Registered Trademark-
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Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(1) that seek high current income consistent with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

(1)Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

SchwabFunds-Registered Trademark-

101 Montgomery Street
San Francisco, California 94104




INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1999 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20423 (0199-0837) MKT3858(1/99)